EXHIBIT 99.2

John Deere Owner Trust 2015

Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.18560%
Class A-2B interest rate:			0.45560%

Payment Date:			15-Jun-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$24,317,994.54
		per $1,000 original principal amount:	$81.44

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$24,317,994.54

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$42,546.04
		per $1,000 original principal amount:	$0.14

		(ii) Class A-2A Notes:	$213,875.00
		per $1,000 original principal amount:	$0.73

		(iii) Class A-2B Notes:	$27,462.56
		per $1,000 original principal amount:	$0.39

		(iv) Class A-3 Notes:	$275,000.00
		per $1,000 original principal amount:	$1.10

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$671,942.98

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$895,791,704.52

	(b)	Note Value at end of related Collection Period:	$881,434,892.70

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$158,675,709.84
		(ii)	A-1 Note Pool Factor:	0.5313989

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$768,026.29
		(i)	per $1,000 original principal amount:	$0.74
	(b)	Amount of Servicing Fee earned:		$768,026.29
	(c)	Amount of Servicing Fee paid:		$768,026.29
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,816,016.03
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.54%

(11)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$20,978.52
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$567,320.22
		(ii)	% of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%